UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05549

REYNOLDS FUNDS, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
125 East Harmon Avenue #102
Las Vegas, NV 89109
 (Name and address of agent for service)

Copy to:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(415) 265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 0.2%
Arconic, Inc.	2,200	$67,694
Lockheed Martin Corp.	100	38,938
Raytheon Company	200	43,948
		150,580
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	1,200	93,624
FedEx Corp.	500	75,605
United Parcel Service, Inc., Class B	1,200	140,472
		309,701
Airlines - 1.0%
Allegiant Travel Company	600	104,424
Delta Air Lines, Inc.	3,000	175,440
Ryanair Holdings PLC - ADR (n)	400	35,044
SkyWest, Inc.	600	38,778
Southwest Airlines Company	3,300	178,134
United Airlines Holdings, Inc. (n)	900	79,281
		611,101
Auto Components - 0.1%
Lear Corp.	400	54,880

Automobiles - 1.4%
NIO, Inc. - ADR (n)	4,000	16,080
Tesla, Inc. (n)	2,000	836,660
		852,740
Banks - 1.7%
Bank of America Corp.	8,300	292,326
Citigroup, Inc.	1,300	103,857
Fifth Third Bancorp	1,100	33,814
First Republic Bank	300	35,235
Huntington Bancshares, Inc.	900	13,572
JPMorgan Chase & Company	700	97,580
KeyCorp	3,800	76,912
The PNC Financial Services Group, Inc.	800	127,704
Regions Financial Corp.	2,000	34,320
Synovus Financial Corp.	400	15,680
Truist Financial Corp.	777	43,761
Wells Fargo & Company	2,200	118,360
Zions Bancorp NA	800	41,536
		1,034,657
Beverages - 0.2%
Constellation Brands, Inc., Class A	200	37,950
Monster Beverage Corp. (n)	1,200	76,260
PepsiCo, Inc.	300	41,001
		155,211

Biotechnology - 2.1%
AbbVie, Inc.	2,000	177,080
Achillion Pharmaceuticals, Inc. (n)	3,000	18,090
Alnylam Pharmaceuticals, Inc. (n)	400	46,068
Amarin Corp. PLC - ADR (n)	1,400	30,016
Amgen, Inc.	900	216,963
BeiGene Ltd. - ADR (n)	700	116,032
Biogen, Inc. (n)	350	103,855
Bluebird Bio, Inc. (n)	400	35,100
Exact Sciences Corp. (n)	200	18,496
Intercept Pharmaceuticals, Inc. (n)	100	12,392
Madrigal Pharmaceuticals, Inc. (n)	500	45,555
Mirati Therapeutics, Inc. (n)	400	51,544
PTC Therapeutics, Inc. (n)	900	43,227
Regeneron Pharmaceuticals, Inc. (n)	200	75,096
Sarepta Therapeutics, Inc. (n)	700	90,328
Seattle Genetics, Inc. (n)	300	34,278
United Therapeutics Corp. (n)	200	17,616
Vertex Pharmaceuticals, Inc. (n)	700	153,265
		1,285,001
Building Products - 0.1%
Johnson Controls International PLC	600	24,426
Owens Corning	1,000	65,120
		89,546
Capital Markets - 2.7%
Ameriprise Financial, Inc.	300	49,974
BlackRock, Inc.	100	50,270
The Blackstone Group, Inc., Class A	1,900	106,286
The Carlyle Group LP	4,700	150,776
The Charles Schwab Corp.	4,300	204,508
CME Group, Inc.	300	60,216
E*TRADE Financial Corp.	1,900	86,203
The Goldman Sachs Group, Inc.	800	183,944
Interactive Brokers Group, Inc., Class A	900	41,958
Intercontinental Exchange, Inc.	600	55,530
Nasdaq, Inc.	400	42,840
Northern Trust Corp.	400	42,496
SEI Investments Company	3,300	216,084
State Street Corp.	700	55,370
T. Rowe Price Group, Inc.	1,500	182,760
TD Ameritrade Holding Corp.	2,900	144,130
		1,673,345
Chemicals - 0.5%
Eastman Chemical Company	900	71,334
Ecolab, Inc.	200	38,598
International Flavors & Fragrances, Inc.	300	38,706
Linde PLC	200	42,580
PPG Industries, Inc.	700	93,443
The Scotts Miracle-Gro Company	300	31,854
		316,515

Commercial Services & Supplies - 1.4%
Cimpress PLC (n)	300	37,731
Cintas Corp.	700	188,356
Copart, Inc. (n)	5,400	491,076
Healthcare Services Group, Inc.	1,400	34,048
Stericycle, Inc. (n)	500	31,905
Waste Connections, Inc.	600	54,474
		837,590
Communications Equipment - 1.8%
Arista Networks, Inc. (n)	200	40,680
Cisco Systems, Inc.	1,900	91,124
F5 Networks, Inc. (n)	1,100	153,615
Motorola Solutions, Inc.	400	64,456
Ubiquiti, Inc.	4,000	755,920
		1,105,795
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	1,200	107,796

Construction Materials - 0.1%
Vulcan Materials Company	300	43,197

Consumer Finance - 0.2%
American Express Company	300	37,347
Capital One Financial Corp.	300	30,873
Discover Financial Services	400	33,928
Synchrony Financial	900	32,409
		134,557
Diversified Consumer Services - 0.2%
WW International, Inc. (n)	4,000	152,840

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B (n)	2,300	520,950

Electrical Equipment - 0.4%
Acuity Brands, Inc.	400	55,200
AMETEK, Inc.	1,300	129,662
Eaton Corp. PLC	400	37,888
Emerson Electric Company	700	53,382
		276,132
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp., Class A	300	32,469
CDW Corp.	1,200	171,408
Cognex Corp.	500	28,020
Coherent, Inc. (n)	300	49,905
Corning, Inc.	1,200	34,932
IPG Photonics Corp. (n)	500	72,460
Littelfuse, Inc.	200	38,260
Rogers Corp. (n)	200	24,946
Sanmina Corp. (n)	600	20,544
TE Connectivity Ltd.	900	86,256
Tech Data Corp. (n)	600	86,160
Zebra Technologies Corp., Class A (n)	400	102,176
		747,536

Energy Equipment & Services - 0.4%
Diamond Offshore Drilling, Inc. (n)	2,000	14,380
Halliburton Company	2,400	58,728
Helmerich & Payne, Inc.	1,200	54,516
Schlumberger Ltd.	2,700	108,540
		236,164
Entertainment - 1.9%
Activision Blizzard, Inc.	700	41,594
Electronic Arts, Inc. (n)	300	32,253
NetEase, Inc. - ADR	300	91,992
Netflix, Inc. (n)	1,500	485,355
Roku, Inc. (n)	1,000	133,900
Spotify Technology S.A. (n)	600	89,730
Take-Two Interactive Software, Inc. (n)	300	36,729
The Walt Disney Company	1,800	260,334
		1,171,887
Equity Real Estate Investment Trusts - 0.3%
American Tower Corp.	200	45,964
Digital Realty Trust, Inc.	300	35,922
STORE Capital Corp.	2,000	74,480
		156,366
Food & Staples Retailing - 4.5%
Costco Wholesale Corp.	6,300	1,851,696
Sysco Corp.	1,600	136,864
Walgreens Boots Alliance, Inc.	1,500	88,440
Walmart, Inc.	5,500	653,620
		2,730,620
Food Products - 0.2%
Campbell Soup Company	800	39,536
J&J Snack Foods Corp.	200	36,854
The Kraft Heinz Company	1,200	38,556
		114,946
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	1,400	121,604
ABIOMED, Inc. (n)	700	119,413
Align Technology, Inc. (n)	200	55,808
Baxter International, Inc.	1,000	83,620
Becton, Dickinson and Company	600	163,182
Boston Scientific Corp. (n)	800	36,176
Danaher Corp.	600	92,088
Dentsply Sirona, Inc.	1,800	101,862
DexCom, Inc. (n)	400	87,496
Edwards Lifesciences Corp. (n)	2,100	489,909
Hologic, Inc. (n)	900	46,989
IDEXX Laboratories, Inc. (n)	400	104,452
Insulet Corp. (n)	300	51,360
Intuitive Surgical, Inc. (n)	400	236,460
Masimo Corp. (n)	200	31,612
Medtronic PLC	800	90,760
ResMed, Inc.	400	61,988
STERIS PLC	500	76,210
Stryker Corp.	300	62,982
Varian Medical Systems, Inc. (n)	400	56,804
Zimmer Biomet Holdings, Inc.	400	59,872
		2,230,647

Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.	200	17,004
AMN Healthcare Services, Inc. (n)	600	37,386
Centene Corp. (n)	1,946	122,345
Cigna Corp.	443	90,589
CVS Health Corp.	167	12,407
DaVita, Inc. (n)	2,300	172,569
Encompass Health Corp.	600	41,562
HCA Healthcare, Inc.	200	29,562
Henry Schein, Inc. (n)	1,400	93,408
Laboratory Corp. of America Holdings (n)	200	33,834
Universal Health Services, Inc., Class B	300	43,038
		693,704
Health Care Technology - 0.3%
Cerner Corp.	700	51,373
Teladoc Health, Inc. (n)	500	41,860
Veeva Systems, Inc., Class A (n)	500	70,330
		163,563
Hotels, Restaurants & Leisure - 4.2%
Carnival Corp.	600	30,498
Chipotle Mexican Grill, Inc. (n)	400	334,844
Darden Restaurants, Inc.	1,700	185,317
Dine Brands Global, Inc.	1,100	91,872
Hilton Worldwide Holdings, Inc.	1,300	144,183
Hyatt Hotels Corp., Class A	1,700	152,507
Las Vegas Sands Corp.	600	41,424
Luckin Coffee, Inc. - ADR (n)	1,000	39,360
Marriott International, Inc., Class A	4,580	693,549
McDonald's Corp.	200	39,522
MGM Resorts International	7,600	252,852
Norwegian Cruise Line Holdings Ltd. (n)	500	29,205
Restaurant Brands International, Inc.	2,000	127,540
Royal Caribbean Cruises Ltd.	200	26,702
Shake Shack, Inc., Class A (n)	500	29,785
Starbucks Corp.	2,500	219,800
Wyndham Destinations, Inc.	900	46,521
Wynn Resorts Ltd.	300	41,661
Yum! Brands, Inc.	400	40,292
		2,567,434
Household Durables - 0.6%
KB Home	500	17,135
Leggett & Platt, Inc.	600	30,498
Sony Corp. - ADR	3,800	258,400
Tupperware Brands Corp. (n)	900	7,722
Whirlpool Corp.	300	44,259
		358,014
Household Products - 0.0%
Kimberly-Clark Corp.	200	27,510

Industrial Conglomerates - 0.1%
3M Company	300	52,926

Insurance - 0.3%
eHealth, Inc. (n)	600	57,648
Palomar Holdings, Inc. (n)	1,300	65,637
Willis Towers Watson PLC	300	60,582
		183,867
Interactive Media & Services - 7.2%
Alphabet, Inc., Class A (n)	1,500	2,009,085
Alphabet, Inc., Class C (n)	550	735,361
Baidu, Inc. - ADR (n)	4,400	556,160
Facebook, Inc., Class A (n)	2,800	574,700
JOYY, Inc. - ADR (n)	1,300	68,627
Tencent Holdings Ltd. - ADR	2,000	96,020
TripAdvisor, Inc.	2,900	88,102
Weibo Corp. - ADR (n)	1,500	69,525
Yandex N.V., Class A (n)	2,200	95,678
Zillow Group, Inc., Class C (n)	3,000	137,820
		4,431,078
Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding Ltd. - ADR (n)	11,200	2,375,520
Amazon.com, Inc. (n)	1,000	1,847,840
Booking Holdings, Inc. (n)	200	410,746
Etsy, Inc. (n)	1,400	62,020
Expedia Group, Inc.	3,105	335,775
JD.com, Inc. - ADR (n)	3,200	112,736
Pinduoduo, Inc. - ADR (n)	3,000	113,460
Stamps.com, Inc. (n)	400	33,408
Stitch Fix, Inc., Class A (n)	1,400	35,924
Trip.com Group Ltd. - ADR (n)	900	30,186
		5,357,615
IT Services - 7.6%
Accenture PLC, Class A	400	84,228
Akamai Technologies, Inc. (n)	1,200	103,656
Alliance Data Systems Corp.	600	67,320
Automatic Data Processing, Inc.	500	85,250
Cognizant Technology Solutions Corp., Class A	1,900	117,838
DXC Technology Company	900	33,831
EPAM Systems, Inc. (n)	800	169,728
Euronet Worldwide, Inc. (n)	400	63,024
Fidelity National Information Services, Inc.	3,393	471,932
Fiserv, Inc. (n)	3,809	440,435
Gartner, Inc. (n)	300	46,230
Global Payments, Inc.	1,867	340,840
Jack Henry & Associates, Inc.	600	87,402
Mastercard, Inc., Class A	2,300	686,757
Okta, Inc. (n)	300	34,611
Paychex, Inc.	5,700	484,842
PayPal Holdings, Inc. (n)	2,100	227,157
Shopify, Inc., Class A (n)	500	198,790
Square, Inc., Class A (n)	2,200	137,632
VeriSign, Inc. (n)	200	38,536
Visa, Inc., Class A	3,600	676,440
Wix.com Ltd. (n)	300	36,714
		4,633,193

Leisure Products - 0.1%
Peloton Interactive, Inc., Class A (n)	1,200	34,080

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	800	68,248
Charles River Laboratories International, Inc. (n)	700	106,932
ICON PLC (n)	400	68,892
Illumina, Inc. (n)	200	66,348
PRA Health Sciences, Inc. (n)	300	33,345
Thermo Fisher Scientific, Inc.	400	129,948
		473,713
Machinery - 1.2%
Caterpillar, Inc.	300	44,304
Cummins, Inc.	300	53,688
Donaldson Company, Inc.	600	34,572
IDEX Corp.	300	51,600
Illinois Tool Works, Inc.	300	53,889
Lincoln Electric Holdings, Inc.	300	29,019
The Middleby Corp. (n)	500	54,760
Nordson Corp.	500	81,420
PACCAR, Inc.	300	23,730
Snap-On, Inc.	600	101,640
Stanley Black & Decker, Inc.	300	49,722
The Toro Company	1,800	143,406
		721,750
Media - 0.4%
Discovery, Inc., Class A (n)	2,600	85,124
Sirius XM Holdings, Inc.	21,000	150,150
		235,274
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd.	600	36,966
Barrick Gold Corp.	2,000	37,180
Newmont Goldcorp Corp.	900	39,105
Pan American Silver Corp.	1,500	35,535
Royal Gold, Inc.	300	36,675
Teck Resources Ltd., Class B	2,400	41,688
		227,149
Multiline Retail - 2.1%
Big Lots, Inc.	400	11,488
Dollar General Corp.	1,900	296,362
Dollar Tree, Inc. (n)	3,000	282,150
Nordstrom, Inc.	3,200	130,976
Target Corp.	4,400	564,124
		1,285,100
Oil, Gas & Consumable Fuels - 0.4%
CNOOC Ltd. - ADR	200	33,334
Enbridge, Inc.	1,000	39,770
EOG Resources, Inc.	700	58,632
Noble Energy, Inc.	1,800	44,712
Occidental Petroleum Corp.	1,300	53,573
		230,021

Personal Products - 0.1%
The Estee Lauder Companies, Inc., Class A	200	41,308

Pharmaceuticals - 2.3%
Allergan PLC	400	76,468
AstraZeneca PLC - ADR	1,800	89,748
Axsome Therapeutics, Inc. (n)	700	72,352
Bristol-Myers Squibb Company	6,500	417,235
Canopy Growth Corp. (n)	1,100	23,199
Cronos Group, Inc. (n)	1,800	13,806
Eli Lilly & Company	300	39,429
GW Pharmaceuticals PLC - ADR (n)	1,000	104,560
Horizon Therapeutics PLC (n)	600	21,720
Johnson & Johnson	400	58,348
Merck & Company, Inc.	2,700	245,565
Novartis AG - ADR	600	56,814
Novo Nordisk A/S - ADR	900	52,092
Pfizer, Inc.	1,200	47,016
Sanofi - ADR	1,600	80,320
Tilray, Inc., Class 2 (n)	1,000	17,130
		1,415,802
Professional Services - 0.8%
Equifax, Inc.	300	42,036
Verisk Analytics, Inc.	3,100	462,954
		504,990
Road & Rail - 0.5%
Landstar System, Inc.	1,200	136,644
Norfolk Southern Corp.	200	38,826
Old Dominion Freight Line, Inc.	200	37,956
Union Pacific Corp.	400	72,316
		285,742
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (n)	5,500	252,230
Ambarella, Inc. (n)	400	24,224
Applied Materials, Inc.	2,000	122,080
ASML Holding N.V.	200	59,188
Cirrus Logic, Inc. (n)	2,000	164,820
Entegris, Inc.	1,400	70,126
KLA Corp.	800	142,536
Lattice Semiconductor Corp. (n)	1,800	34,452
Mellanox Technologies Ltd. (n)	1,200	140,616
Microchip Technology, Inc.	700	73,304
Micron Technology, Inc. (n)	1,400	75,292
Monolithic Power Systems, Inc.	1,100	195,822
NVIDIA Corp.	2,700	635,310
NXP Semiconductors N.V.	2,900	369,054
Qorvo, Inc. (n)	1,000	116,230
QUALCOMM, Inc.	3,400	299,982
Skyworks Solutions, Inc.	1,600	193,408
SolarEdge Technologies, Inc. (n)	200	19,018
SunPower Corp. (n)	3,200	24,960
Teradyne, Inc.	4,400	300,036
		3,312,688

Software - 11.9%
Adobe, Inc. (n)	700	230,867
ANSYS, Inc. (n)	600	154,446
Aspen Technology, Inc. (n)	600	72,558
Atlassian Corp. PLC, Class A (n)	800	96,272
Autodesk, Inc. (n)	1,000	183,460
Cadence Design Systems, Inc. (n)	1,200	83,232
Check Point Software Technologies Ltd. (n)	1,300	144,248
Citrix Systems, Inc.	1,300	144,170
Crowdstrike Holdings, Inc., Class A (n)	700	34,909
CyberArk Software Ltd. (n)	300	34,974
DocuSign, Inc. (n)	3,400	251,974
Fair Isaac Corp. (n)	100	37,468
Five9, Inc. (n)	400	26,232
Fortinet, Inc. (n)	1,800	192,168
Intuit, Inc.	1,100	288,123
Microsoft Corp.	7,300	1,151,210
Nice Ltd. - ADR (n)	300	46,545
NortonLifeLock, Inc.	1,200	30,624
Nuance Communications, Inc. (n)	3,400	60,622
Palo Alto Networks, Inc. (n)	200	46,250
Paycom Software, Inc. (n)	400	105,904
Paylocity Holding Corp. (n)	1,700	205,394
Proofpoint, Inc. (n)	400	45,912
PTC, Inc. (n)	700	52,423
Salesforce.com, Inc. (n)	10,400	1,691,456
SAP SE - ADR	700	93,793
ServiceNow, Inc. (n)	400	112,928
Slack Technologies, Inc., Class A (n)	2,500	56,200
Splunk, Inc. (n)	900	134,793
SS&C Technologies Holdings, Inc.	800	49,120
Synopsys, Inc. (n)	1,000	139,200
The Trade Desk, Inc., Class A (n)	800	207,824
Tyler Technologies, Inc. (n)	100	30,002
VMware, Inc., Class A (n)	5,600	850,024
Workday, Inc., Class A (n)	600	98,670
Zendesk, Inc. (n)	500	38,315
Zoom Video Communications, Inc., Class A (n)	600	40,824
		7,263,134
Specialty Retail - 5.6%
Advance Auto Parts, Inc.	300	48,048
AutoZone, Inc. (n)	250	297,827
Bed Bath & Beyond, Inc.	2,000	34,600
Best Buy Company, Inc.	2,700	237,060
CarMax, Inc. (n)	600	52,602
Dick's Sporting Goods, Inc.	2,000	98,980
Five Below, Inc. (n)	600	76,716
The Home Depot, Inc.	3,500	764,330
Lowe's Companies, Inc.	4,400	526,944
The Michaels Companies, Inc. (n)	2,300	18,607
RH (n)	500	106,750
Ross Stores, Inc.	5,600	651,952
Sally Beauty Holdings, Inc. (n)	900	16,425
Tiffany & Company	200	26,730
The TJX Companies, Inc.	7,500	457,950
Urban Outfitters, Inc. (n)	1,200	33,324
		3,448,845

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	13,900	4,081,735
Diebold Nixdorf, Inc. (n)	3,200	33,792
Logitech International S.A.	1,200	56,592
NetApp, Inc.	2,000	124,500
Stratasys Ltd. (n)	900	18,202
Western Digital Corp.	1,400	88,858
		4,403,679
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc.	300	32,802
Crocs, Inc. (n)	2,300	96,347
Deckers Outdoor Corp. (n)	600	101,316
Lululemon Athletica, Inc. (n)	800	185,336
NIKE, Inc., Class B	2,900	293,799
Ralph Lauren Corp.	300	35,166
		744,766
Trading Companies & Distributors - 0.6%
Fastenal Company	7,600	280,820
United Rentals, Inc. (n)	400	66,708
		347,528
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (n)	500	39,210
TOTAL COMMON STOCKS
(cost $46,018,551)		60,583,983

RIGHTS - 0.0%
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Company (n)	1600	4,816
TOTAL RIGHTS (cost $3,408)		4,816

MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund, Class X, 1.51% (y)	522,196	522,196
TOTAL MONEY MARKET FUNDS
(cost $522,196)		522,196
TOTAL INVESTMENTS - 100.0%
(cost $46,544,155)		61,110,995
Other assets and liabilities, net - 0.0%		5,250
TOTAL NET ASSETS - 100.0%		$61,116,245

Percentages for the various classifications are based on net assets.
(n) - Non-income producing security.
(y) - Rate shown in the 7-day effective yield as of December 31, 2019.
ADR - American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”), or if no sale is reported, the latest bid price.  Securities which are traded on NASDAQ (including closed-end funds) under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2019, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stocks	$60,583,983
Rights	4,816
Money Market Funds	522,196
Total Level 1	61,110,995
Level 2 - None	-
Level 3 - None	-
Total	$61,110,995
Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reynolds Funds, Inc.

By (Signature and Title)  /s/ Frederick L. Reynolds
                                         Frederick L. Reynolds, President and Treasurer

Date   February 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Frederick L. Reynolds
                                         Frederick L. Reynolds, President and Treasurer

Date   February 21, 2020